Summary of Significant Accounting Policies - Revenue of Commercial Offerings (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 79,529	$ 58,581	$ 309,364	$ 242,860	$ 196,943
Proterra Transit
Disaggregation of Revenue [Line Items]
Revenue	44,862	35,381	191,087	195,558	156,021
Proterra Powered and Energy
Disaggregation of Revenue [Line Items]
Revenue	$ 34,667	$ 23,200	$ 118,277	$ 47,302	$ 40,922